Right-of-use asset (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Right-of-use Asset
Schedule of Right-of-use Asset	Right-of-use asset consists of the following:
	March 31,	December 31,
	2023	2022

Loader lease	114,920	-
Loader accumulated depreciation	(6,384)	-
Right-of-use asset, net	$108,536	$-
Right-of-use asset consists of the following:
	December 31,	December 31,
	2022	2021

Office lease	$319,133	319,133
Less accumulated depreciation	(319,133)	(266,780)
Right-of-use asset, net	$-	$52,353